General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
Salaries and related expenses	1,359	663
Share based payments	1,375	923
Professional services	1,129	2,781
Travel	111	83
Other	247	152
	4,221	4,602